Convertible and Senior Redeemable Preferred Shares and Warrants - Summary of Convertible and Senior Redeemable Preferred Shares and Warrants (Parenthetical) (Detail)
$ / shares in Units, $ in Thousands
12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Series A Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Convertible and senior redeemable preferred shares and warrants, conversion description	Series A convertible preferred shares (convertible at 1 share to 3.4974 shares of common stock), $0.01 par value; liquidation preference equal to $50,901; 3,551 shares authorized; 3,551 shares issued and outstanding at December 31, 2015
Convertible and senior redeemable preferred shares and warrants, convertible at 1 share to common stock	349.74%
Convertible and senior redeemable preferred shares and warrants, par value | $ / shares	$ 0.01
Convertible and senior redeemable preferred shares and warrants, liquidation preference | $	$ 50,901
Convertible and senior redeemable preferred shares and warrants, shares authorized	3,551
Convertible and senior redeemable preferred shares and warrants, shares issued	3,551
Convertible and senior redeemable preferred shares and warrants, shares outstanding	3,551
Series B Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Convertible and senior redeemable preferred shares and warrants, conversion description	Series B convertible preferred shares (convertible at 1 share to 3.5636 shares of common stock), $0.01 par value; liquidation preference equal to $41,200; 2,813 shares authorized; 2,287 shares issued and outstanding at December 31, 2015
Convertible and senior redeemable preferred shares and warrants, convertible at 1 share to common stock	356.36%
Convertible and senior redeemable preferred shares and warrants, par value | $ / shares	$ 0.01
Convertible and senior redeemable preferred shares and warrants, liquidation preference | $	$ 41,200
Convertible and senior redeemable preferred shares and warrants, shares authorized	2,813
Convertible and senior redeemable preferred shares and warrants, shares issued	2,287
Convertible and senior redeemable preferred shares and warrants, shares outstanding	2,287
Series B-1 Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Convertible and senior redeemable preferred shares and warrants, conversion description	Series B-1 convertible preferred shares (convertible at 1 share to 5.0243 shares of common stock), $0.01 par value; liquidation preference equal to $52,510; 2,972 shares authorized; 2,972 shares issued and outstanding at December 31, 2015
Convertible and senior redeemable preferred shares and warrants, convertible at 1 share to common stock	502.43%
Convertible and senior redeemable preferred shares and warrants, par value | $ / shares	$ 0.01
Convertible and senior redeemable preferred shares and warrants, liquidation preference | $	$ 52,510
Convertible and senior redeemable preferred shares and warrants, shares authorized	2,972
Convertible and senior redeemable preferred shares and warrants, shares issued	2,972
Convertible and senior redeemable preferred shares and warrants, shares outstanding	2,972
Series C Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Convertible and senior redeemable preferred shares and warrants, conversion description	Series C convertible preferred shares (convertible at 1 share to 3.2817 shares of common stock), $0.01 par value; liquidation preference equal to $17,490; 2,944 shares authorized; 2,944 shares issued and outstanding at December 31, 2015
Convertible and senior redeemable preferred shares and warrants, convertible at 1 share to common stock	328.17%
Convertible and senior redeemable preferred shares and warrants, par value | $ / shares	$ 0.01
Convertible and senior redeemable preferred shares and warrants, liquidation preference | $	$ 17,490
Convertible and senior redeemable preferred shares and warrants, shares authorized	2,944
Convertible and senior redeemable preferred shares and warrants, shares issued	2,944
Convertible and senior redeemable preferred shares and warrants, shares outstanding	2,944
Senior Redeemable Preferred Shares [Member]
Temporary Equity [Line Items]
Convertible and senior redeemable preferred shares and warrants, conversion description	Senior redeemable preferred shares (convertible at 1 share to 13.2211 shares of common stock), $0.01 par value; liquidation preference equal to $64,722; 740 shares authorized; 740 shares issued and outstanding December 31, 2015
Convertible and senior redeemable preferred shares and warrants, convertible at 1 share to common stock	1322.11%
Convertible and senior redeemable preferred shares and warrants, par value | $ / shares	$ 0.01
Convertible and senior redeemable preferred shares and warrants, liquidation preference | $	$ 64,722
Convertible and senior redeemable preferred shares and warrants, shares authorized	740
Convertible and senior redeemable preferred shares and warrants, shares issued	740
Convertible and senior redeemable preferred shares and warrants, shares outstanding	740
Super Senior Redeemable Preferred Shares [Member]
Temporary Equity [Line Items]
Convertible and senior redeemable preferred shares and warrants, conversion description	Super senior redeemable preferred shares (convertible at 1 share to 13.2211 shares of common stock), $0.01 par value; liquidation preference equal to $22,141; 1,024 shares authorized; 280 shares issued and outstanding at December 31, 2015
Convertible and senior redeemable preferred shares and warrants, convertible at 1 share to common stock	1322.11%
Convertible and senior redeemable preferred shares and warrants, par value | $ / shares	$ 0.01
Convertible and senior redeemable preferred shares and warrants, liquidation preference | $	$ 22,141
Convertible and senior redeemable preferred shares and warrants, shares authorized	1,024
Convertible and senior redeemable preferred shares and warrants, shares issued	280
Convertible and senior redeemable preferred shares and warrants, shares outstanding	280
Redeemable Preferred Share Warrants [Member]
Temporary Equity [Line Items]
Convertible and senior redeemable preferred shares and warrants, conversion description	Redeemable preferred share warrants; 248 warrants issued and outstanding at December 31, 2015
Convertible and senior redeemable preferred shares and warrants, shares issued	248
Convertible and senior redeemable preferred shares and warrants, shares outstanding	248